UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 110.6%
DIVERSIFIED 10.2%
American Assets Trust(a),(b)	433,919	$13,889,747
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Colony Financial(a)	750,056	16,651,243
Duke Realty Corp.(a)	1,387,700	23,563,146
Forest City Enterprises, Class A(e)	568,794	10,107,470
Vornado Realty Trust(a),(b)	642,330	53,724,481
WP Carey	218,422	14,721,643
		132,657,730
HEALTH CARE 13.8%
Aviv REIT(e)	93,000	2,237,580
Emeritus Corp.(e)	362,467	10,072,958
HCP(a),(b)	1,176,135	58,642,091
Healthcare Trust of America, Class A	771,704	9,067,522
Omega Healthcare Investors	340,442	10,335,819
Ventas(a),(b)	1,206,172	88,291,790
		178,647,760
HOTEL 9.0%
Chesapeake Lodging Trust(a)	374,900	8,600,206
Hersha Hospitality Trust(a)	2,730,028	15,943,363
Host Hotels & Resorts(a),(b)	720,683	12,604,746
Hyatt Hotels Corp., Class A(a),(b),(e)	266,433	11,517,899
Pebblebrook Hotel Trust(a)	532,300	13,728,017
RLJ Lodging Trust	631,000	14,361,560
Starwood Hotels & Resorts Worldwide(a)	196,207	12,504,272
Strategic Hotels & Resorts Worldwide(a),(e)	1,902,498	15,885,858
Sunstone Hotel Investors(e)	910,041	11,202,605
		116,348,526
INDUSTRIALS 8.2%
DCT Industrial Trust(a)	1,751,357	12,960,042
First Industrial Realty Trust	392,600	6,725,238
Prologis(a),(b)	2,002,268	80,050,674
STAG Industrial	318,181	6,767,710
		106,503,664
OFFICE 14.5%
Boston Properties(a),(b)	302,143	30,534,572
Brandywine Realty Trust(a)	724,400	10,757,340
Corporate Office Properties Trust(a)	602,334	16,070,271

	Number of Shares	Value
Douglas Emmett(a)	828,297	$20,649,444
Highwoods Properties(a)	504,900	19,978,893
Hudson Pacific Properties	798,234	17,361,590
Kilroy Realty Corp.(a)	177,912	9,322,589
Mack-Cali Realty Corp.	462,527	13,232,897
Parkway Properties	551,648	10,233,070
SL Green Realty Corp.(a),(b)	465,457	40,080,502
		188,221,168
OFFICE/INDUSTRIAL 0.9%
PS Business Parks	152,567	12,040,588

RESIDENTIAL 16.7%
APARTMENT 15.3%
Apartment Investment & Management Co.(a),(b)	1,113,104	34,127,769
AvalonBay Communities(a),(b)	136,572	17,299,575
Colonial Properties Trust(a)	966,400	21,850,304
Education Realty Trust(a),(b)	1,192,974	12,562,016
Equity Residential(a),(b)	1,265,002	69,651,010
Essex Property Trust(a)	107,500	16,187,350
Mid-America Apartment Communities	132,653	9,161,016
UDR(a)	725,365	17,546,580
		198,385,620
MANUFACTURED HOME 1.4%
Sun Communities	174,978	8,631,665
TRI Pointe Homes(e)	492,869	9,931,310
		18,562,975
TOTAL RESIDENTIAL		216,948,595

SELF STORAGE 7.2%
CubeSmart(a),(b)	838,238	13,244,160
Extra Space Storage	454,100	17,832,507
Public Storage(a),(b)	295,121	44,952,831
Sovran Self Storage	263,791	17,011,882
		93,041,380
SHOPPING CENTERS 27.1%
COMMUNITY CENTER 10.1%
Acadia Realty Trust(a),(b)	316,029	8,776,125
Cedar Realty Trust	853,985	5,217,849
DDR Corp.(a)	1,364,341	23,766,820
Kimco Realty Corp.(a),(b)	1,425,875	31,939,600

	Number of Shares	Value
Ramco-Gershenson Properties Trust	675,829	$11,353,927
Regency Centers Corp.(a),(b)	662,152	35,034,462
Tanger Factory Outlet Centers	433,622	15,688,444
		131,777,227
FREE STANDING 1.1%
National Retail Properties	392,800	14,207,576

REGIONAL MALL 15.9%
General Growth Properties(a),(b)	1,425,414	28,337,230
Glimcher Realty Trust(a)	1,900,405	22,044,698
Simon Property Group(a),(b)	979,844	155,364,065
		205,745,993
TOTAL SHOPPING CENTERS		351,730,796

SPECIALTY 3.0%
Digital Realty Trust(a),(b)	517,429	34,621,175
DuPont Fabros Technology	150,834	3,660,741
		38,281,916
TOTAL COMMON STOCK (Identified cost—$1,016,908,799)		1,434,422,123

PREFERRED SECURITIES—$25 PAR VALUE 17.3%
BANKS 0.6%
Ally Financial, 7.25%, due 2/7/33	136,500	3,479,385
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	3,000	3,861,000
		7,340,385
BANKS—FOREIGN 0.3%
Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	200,000	4,464,000

INSURANCE 0.8%
MULTI-LINE 0.2%
Hartford Financial Services Group, 7.875%, due 4/15/42	70,000	2,107,000

MULTI-LINE—FOREIGN 0.5%
ING Groep N.V., 7.05% (Netherlands)(a)	165,000	4,202,550
ING Groep N.V., 7.375% (Netherlands)	100,000	2,540,000
		6,742,550

	Number of Shares	Value
REINSURANCE—FOREIGN 0.1%
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	61,932	$1,675,880
TOTAL INSURANCE		10,525,430

REAL ESTATE 15.6%
DIVERSIFIED 5.8%
Capital Lease Funding, 8.125%, Series A(a)	80,911	2,065,658
CapLease, 8.375%, Series B(a)	98,400	2,657,784
Colony Financial, 8.50%, Series A(a)	315,000	8,476,650
Cousins Properties, 7.50%, Series B(a)	307,775	7,815,946
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,386,000
DuPont Fabros Technology, 7.625%, Series B(a)	230,000	6,207,700
EPR Properties, 9.00%, Series E (Convertible)(a)	191,000	6,196,040
Forest City Enterprises, 7.375%, due 2/1/34(a)	580,000	14,749,400
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,757,106
Lexington Realty Trust, 7.55%, Series D(a)	515,025	12,916,827
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,873,936
Winthrop Realty Trust, 7.75%, due 8/15/22	100,000	2,600,000
		75,703,047
HOTEL 3.6%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	11,182,050
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,568,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,942,000
Hospitality Properties Trust, 7.125%, Series D	90,000	2,420,100
LaSalle Hotel Properties, 7.25%, Series G	330,195	8,294,498
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,899,300
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	3,944,000
Strategic Hotels & Resorts, 8.25%, Series B	8,553	211,345
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	4,802,400
		46,263,693
INDUSTRIALS 0.8%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,380,000
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,186,000
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	80,000	2,116,800
		10,682,800
OFFICE 1.0%
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	173,800	4,159,034
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,209,600
Hudson Pacific Properties, 8.375%, Series B	90,000	2,418,750

	Number of Shares	Value
SL Green Realty Corp., 7.625%, Series C	108,594	$2,744,170
		13,531,554
RESIDENTIAL 0.7%
APARTMENT 0.4%
Alexandria Real Estate Equities, 7.00%, Series D(a)	199,200	5,478,000

MANUFACTURED HOME 0.3%
Equity Lifestyle Properties, 6.75%, Series C	115,994	3,001,925
TOTAL RESIDENTIAL		8,479,925

SHOPPING CENTERS 3.7%
COMMUNITY CENTER 1.8%
Cedar Realty Trust, 7.25%, Series B(a)	160,000	4,024,000
DDR Corp., 7.375%, Series H(a)	284,331	7,170,828
DDR Corp., 6.50%, Series J(a)	340,000	8,598,600
Kite Realty Group Trust, 8.25%, Series A	140,000	3,631,600
		23,425,028
REGIONAL MALL 1.9%
CBL & Associates Properties, 7.375%, Series D(a)	726,988	18,407,336
Pennsylvania REIT, 8.25%, Series A	159,000	4,224,630
Simon Property Group, 8.375%, Series J ($50 Par Value)(c)	25,941	1,853,484
		24,485,450
TOTAL SHOPPING CENTERS		47,910,478
TOTAL REAL ESTATE		202,571,497
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$201,662,076)		224,901,312

PREFERRED SECURITIES—CAPITAL SECURITIES 5.4%
BANKS 1.6%
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	4,760,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(f)	7,500,000	7,940,625
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(a)	6,000	7,631,250
		20,331,875
BANKS—FOREIGN 1.7%
Abbey National Capital Trust I, 8.963%, due 12/29/49	4,000,000	4,680,000
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	3,300,000	3,262,875
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(f)	2,229,000	3,148,462

	Number of Shares	Value
LBG Capital No.1 PLC, 8.00%, 144A (United Kingdom)(f)	4,300,000	$4,618,110
RBS Capital Trust B, 6.80% (United Kingdom)	6,111,000	5,738,229
		21,447,676
INSURANCE 2.1%
LIFE/HEALTH INSURANCE 0.2%
Provident Financing Trust I, 7.405%, due 3/15/38	2,500,000	2,716,948

MULTI-LINE 0.4%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	4,000,000	5,405,000

MULTI-LINE—FOREIGN 0.3%
AXA SA, 6.379%, due 12/31/49, 144A (France)(f)	4,000,000	3,990,000

PROPERTY CASUALTY 0.7%
Liberty Mutual Group, 7.80%, due 3/15/87, 144A(a),(f)	7,525,000	8,804,250

REINSURANCE—FOREIGN 0.5%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (Bermuda)(a),(f)	6,640,000	6,872,400
TOTAL INSURANCE		27,788,598
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$59,902,801)		69,568,149

	Principal Amount
CORPORATE BONDS 1.2%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
CenturyLink, 7.65%, due 3/15/42(a)	$5,750,000	5,571,716

REAL ESTATE—SHOPPING CENTERS 0.8%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(c),(f)	2,000,000	2,212,500
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A (Cayman Islands)(c),(f)	7,415,000	7,507,858
		9,720,358
TOTAL CORPORATE BONDS (Identified cost—$15,159,590)		15,292,074

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)		9,876,133	$9,876,133
Federated Government Obligations Fund, 0.01%(g)		9,876,298	9,876,298
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$19,752,431)			19,752,431

TOTAL INVESTMENTS (Identified cost—$1,313,385,697)	136.0%		1,763,936,089

LIABILITIES IN EXCESS OF OTHER ASSETS	(36.0)		(467,265,471)

NET ASSETS (Equivalent to $11.78 per share based on 110,098,811 shares of common stock outstanding)	100.0%		$1,296,670,618

Note: Percentages indicated are based on the net assets of the Fund.
*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $929,856,729 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $422,147,971 in aggregate has been rehypothecated.
(c)	Illiquid security. Aggregate holdings equal 1.5% of the net assets of the Fund.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e)	Non-income producing security.
(f)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.5% of the net assets of the Fund, of which 0.8% are illiquid.
(g)	Rate quoted represents the seven-day yield of the fund.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock	$1,434,422,123	$1,434,422,123	$—	$—	(b)
Preferred Securities - $25 Par Value	224,901,312	224,901,312	—	—
Preferred Securities - Capital Securities - Banks	20,331,875	—	12,700,625	7,631,250	(c)
Preferred Securities - Capital Securities - Other Industries	49,236,274	—	49,236,274	—
Corporate Bonds - Real Estate - Shopping Centers	9,720,358	—	—	9,720,358	(d)
Corporate Bonds - Other Industries	5,571,716	—	5,571,716	—
Money Market Funds	19,752,431	—	19,752,431	—
Total Investments(e)	$1,763,936,089	$1,659,323,435	$87,261,046	$17,351,608

(a)

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)	BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(c)	Valued by a pricing service which utilized independent broker quotes.
(d)	Deemed illiquid and valued by a pricing service which utilized independent broker quotes.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Real Estate - Diversified	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$21,576,472	$7,490,625	$2,386,141	$11,699,706
Sales	(4,417,502)	—	(2,227,502)	(2,190,000)
Amortization	(1,541)	—	(1,541)	—
Realized gain (loss)	(1,999,419)	—	(2,189,419)	190,000
Change in unrealized appreciation	2,193,598	140,625	2,032,321	20,652
Balance as of March 28, 2013	$17,351,608	$7,631,250	$—	$9,720,358

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $161,277.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,313,385,697
Gross unrealized appreciation	$450,872,596
Gross unrealized depreciation	(322,204)
Net unrealized appreciation	$450,550,392

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013